SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Significant Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	43.00%	27.00%	20.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	17.00%	24.00%	40.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	13.00%	11.00%	10.00%